Stockholders' (Deficit) (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Weighted average fair value of options granted	$ 5.20	$ 2.00
Risk-free interest rate minimum	0.66%
Risk-free interest rate maximum	0.83%
Risk-free interest rate		1.79%
Volatility minimum	221.00%
Volatility maximum	223.00%
Volatility		225.00%
Expected life (years)	10 years	10 years
Dividend yield	0.00%	0.00%